Salaries and Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Disclosure Of Attribution Of Salaries And Wages

	December,31
Description	2023	2022

Short-term benefits	473,060	478,568
Share-based payment	1,737	844
	474,797	479,412